Share-Based Compensation Expense Available for Each Plan (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	$ 10.9	$ 26.0	$ 40.5
The Gold Fields Limited 2012 Share Plan | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	0.0
Continuing operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	10.9	26.0	40.5
Continuing operations | The Gold Fields Limited 2012 Share Plan | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	8.2	12.0	18.8
Continuing operations | The Gold Fields Limited 2012 Share Plan | Bonus Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	2.7	12.3	11.9
Continuing operations | The Gold Fields Limited 2005 Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation		1.7	9.8
Discontinued operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	$ 0.0	$ 0.0	4.6
Discontinued operations | The Gold Fields Limited 2012 Share Plan | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation			1.1
Discontinued operations | The Gold Fields Limited 2012 Share Plan | Bonus Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation			0.8
Discontinued operations | The Gold Fields Limited 2005 Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation			$ 2.7